Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,519,168.52

Principal:
Principal Collections	$23,790,739.77
Prepayments in Full	$12,437,253.03
Liquidation Proceeds	$376,040.56
Recoveries	$55,834.24
Sub Total	$36,659,867.60
Collections	$39,179,036.12

Purchase Amounts:
Purchase Amounts Related to Principal	$88,251.96
Purchase Amounts Related to Interest	$249.18
Sub Total	$88,501.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,267,537.26

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$39,267,537.26
Servicing Fee	$663,171.34	$663,171.34	$0.00	$0.00	$38,604,365.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,604,365.92
Interest - Class A-2 Notes	$31,387.77	$31,387.77	$0.00	$0.00	$38,572,978.15
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$38,224,603.15
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$38,103,382.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,103,382.48
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$38,035,499.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,035,499.81
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$37,984,198.56
Third Priority Principal Payment	$206,826.83	$206,826.83	$0.00	$0.00	$37,777,371.73
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$37,715,547.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,715,547.15
Regular Principal Payment	$34,708,376.23	$34,708,376.23	$0.00	$0.00	$3,007,170.92
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,007,170.92
Residual Released to Depositor	$0.00	$3,007,170.92	$0.00	$0.00	$0.00
Total		$39,267,537.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$206,826.83
Regular Principal Payment					$34,708,376.23
Total					$34,915,203.06
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,915,203.06	$64.81	$31,387.77	$0.06	$34,946,590.83	$64.87
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$34,915,203.06	$21.68	$681,991.94	$0.42	$35,597,195.00	$22.10

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$80,138,986.33	0.1487637	$45,223,783.27	0.0839498
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$757,578,986.33	0.4704758	$722,663,783.27	0.4487926

Pool Information
Weighted Average APR	3.793%	3.788%
Weighted Average Remaining Term	40.16	39.44
Number of Receivables Outstanding	50,423	48,977
Pool Balance	$795,805,604.23	$758,617,326.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$761,275,186.73	$725,802,159.50
Pool Factor	0.4828400	0.4602767

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$11,379,259.89
Yield Supplement Overcollateralization Amount	$32,815,166.55
Targeted Overcollateralization Amount	$35,953,542.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,953,542.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		158	$496,755.97
(Recoveries)		65	$55,834.24
Net Losses for Current Collection Period			$440,921.73
Cumulative Net Losses Last Collection Period			$4,092,438.92
Cumulative Net Losses for all Collection Periods			$4,533,360.65

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.66%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.37%	537	$10,413,389.34
61-90 Days Delinquent	0.15%	59	$1,144,786.96
91-120 Days Delinquent	0.03%	16	$240,399.06
Over 120 Days Delinquent	0.05%	22	$377,527.21
Total Delinquent Receivables	1.61%	634	$12,176,102.57

Repossession Inventory:
Repossessed in the Current Collection Period		36	$726,961.61
Total Repossessed Inventory		41	$936,701.26

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.3574%
Prior Collection Period			0.4337%
Current Collection Period			0.6808%
Three Month Average			0.4906%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1668%
Prior Collection Period			0.2201%
Current Collection Period			0.1981%
Three Month Average			0.1950%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer